PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

32.    PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

ASSETS
Current assets:
Cash	8,034	8,869	1,409
Restricted cash, current portion	66,227	-	-
Time deposits with original maturities exceeding three months	-	31,470	5,000
Amounts due from subsidiaries	377,403	227,211	36,100
Prepayments and other current assets	15,788	-	-
Total current assets	467,452	267,550	42,509
Non-current assets:
Investment in subsidiaries	1,747,331	1,790,931	284,550

Total assets	2,214,783	2,058,481	327,059

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	4,531	3,321	528
Amounts due to subsidiaries	5,161	120,660	19,171
Total current liabilities	9,692	123,981	19,699

Total liabilities	9,692	123,981	19,699

Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized - 450,000,000 shares; Issued and outstanding - 142,353,532 shares at December 31, 2010 and 2011)	105	105	17
Treasury stock	-	(1)	-
Additional paid-in capital	2,604,704	2,551,877	405,452
Accumulated other comprehensive loss	(14,835)	(17,595)	(2,796)
Accumulated deficit	(384,883)	(599,886)	(95,313)
Total shareholders’ equity	2,205,091	1,934,500	307,360
Total liabilities and shareholders’ equity	2,214,783	2,058,481	327,059

Condensed statements of operations

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
General and administrative expenses	(2,372)	(27,626)	(30,561)	(4,856)
Selling expenses	(262)	(2,524)	(2,298)	(365)

Operating loss	(2,634)	(30,150)	(32,859)	(5,221)
Equity in profit of subsidiaries	126,621	155,397	(184,276)	(29,279)
Interest income	818	742	2,132	339
Exchange gain	22	3,411	-	-

Net income (loss)	124,827	129,400	(215,003)	(34,161)
Accretion of Series A contingently redeemable convertible preferred shares	(30,050)	-	-	-
Accretion of Series B contingently redeemable convertible preferred shares	(48,359)	-	-	-

Net income (loss) attributable to ordinary shareholders	46,418	129,400	(215,003)	(34,161)

Condensed statements of cash flows

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Net cash generated from (used in) operating activities	34	(16,765)	(8,418)	(1,337)
Net cash used in investing activities	(466,520)	(423,931)	8,108	1,288
Net cash generated from/(used in) financing activities	793,138	(145,574)	879	140
Exchange rate effect on cash	(127)	(6,736)	266	42
Net increase (decrease) in cash	326,525	(593,006)	835	133
Cash at beginning of the year	274,515	601,040	8,034	1,276
Cash at end of the year	601,040	8,034	8,869	1,409
Supplemental schedule of non-cash activities:
Conversion of convertible loans into Series A contingently redeemable convertible preferred shares	704,276	-	-	-
Conversion of Series A and Series B convertible contingently redeemable preferred shares to ordinary shares upon initial public offering	704,276	-	-	-

Basis of Presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in Subsidiaries” and the subsidiaries profit or loss as “Equity in profit or loss of subsidiaries” on the statement of operations. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.